Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	1-8962
Entity Registrant Name	PINNACLE WEST CAPITAL CORPORATION
Entity Central Index Key	0000764622
Entity Tax Identification Number	86-0512431
Entity Incorporation, State or Country Code	AZ
Entity Address, Address Line One	400 North Fifth Street, P.O. Box 53999
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85072-3999
City Area Code	602
Local Phone Number	250-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PNW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false